The Company also assesses on a daily basis the possible impacts on profit or loss in stress scenarios considering a holding period of 20 business days, ie, how much prices or interest rates can change in 20 business days based on historical data and prosp (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Stress Analysis Trading Portfolio At The End Of The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 77,668	R$ 65,677
Stress Analysis Trading Portfolio Average In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	118,174	140,512
Stress Analysis Trading Portfolio Minimum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	53,384	65,677
Stress Analysis Trading Portfolio Maximum In The Year [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 265,347	R$ 247,487